SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of loans and financing

	2024	2023
Ten/Thirty Year Bonds	8,994,067	7,051,637
Other loans	813,954	3,028,038
Total Loans and Financing	9,808,021	10,079,675
Current	697,049	1,783,201
Non-current	9,110,972	8,296,474

Principal amount of loans and Financing	9,661,769	9,903,534
Interest accrued of loans and Financing	146,252	176,141
Total	9,808,021	10,079,675

Schedule of loans and financing by currency

	2024	2023
Brazilian Real (BRL)	456,448	2,667,065
U.S. Dollar (USD)	9,169,319	7,169,183
Other currencies	182,254	243,427
	9,808,021	10,079,675

Schedule of amortization of long term loans and financing

	2024	2023
2025	—	1,156,718
2026	167,154	168,374
2027	2,531,696	2,001,442
2028	11,075	14,742
2029 on	6,401,047	4,955,198
	9,110,972	8,296,474